Subsequent events - Schedule of Business Combination (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Feb. 28, 2023	Feb. 27, 2023	Jul. 29, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Cash paid	R$ 127,547				R$ 206,672	R$ 374,433
Payable in installments	162,625				89,619	161,484
Consideration transferred	302,468				326,598	566,771
Assets
Cash equivalents	71,994				133,806	175,455
Trade receivables	203,871				310,955	691,983
Inventories	214,724				212,513	449,865
Property, plant and equipment	8,525				32,738	25,854
Intangible assets	33,477				54,686	141,262
Other assets	63,839				51,341	86,962
Identifiable assets acquired	596,430				796,039	1,571,381
Liabilities
Borrowings	25,756				85,097	76,915
Trade payables	229,963				294,536	934,372
Other liabilities	114,089				68,753	92,894
Liabilities assumed on acquisition	380,053				459,748	1,104,181
Total identifiable net assets at fair value	216,376		R$ (574,059)		336,291	467,200
Preliminary goodwill arising on acquisition	R$ 100,481				R$ 71,348	R$ 135,735
Referencia Agro
Disclosure of non-adjusting events after reporting period [line items]
Cash paid				R$ 67,112
Payable in installments				35,000
Consideration transferred		R$ 102,112		102,112
Assets
Cash equivalents				8,249
Trade receivables				43,462
Inventories				81,972
Property, plant and equipment				1,504
Intangible assets				34,731
Other assets				8,157
Identifiable assets acquired				178,076
Liabilities
Borrowings				32,455
Trade payables				61,178
Other liabilities				42,205
Liabilities assumed on acquisition				135,838
Total identifiable net assets at fair value				42,238
Preliminary goodwill arising on acquisition				R$ 72,545